Fair Value of Financial Instruments (Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013	[3],[4]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded exchange option	$ 11,568	[1],[2]	$ 4,293	[1],[3],[4]	$ 6,762
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2013	3,189		302
Embedded exchange option			8,311
Transfer of embedded exchange options to stockholders' equity			(11,726)
Expiration of Contingent Value Rights			(115)
Adjustments to fair value:
Realized loss on derivative instrument			3,415
Unrealized loss on derivatives	3,248		3,002
Balance at end of period	6,437		3,189
Interest Rate Swaps [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded exchange option	$ 6,437		$ 3,189

[1]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions. Refer to Note 6 for more information on the long term debt instruments.
[2]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.
[3]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.
[4]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.